RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Feb. 29, 2024
Presentation of leases for lessee
Disclosure of detailed information about about right-of-use assets [Table Text Block]
Office Leases
$
Cost:
Balance, February 28, 2022	304,438
Foreign exchange adjustment	8,277
As at February 28, 2023	312,715
ROU asset adjustment	(123,649)
As at February 29, 2024	189,066

Accumulated Depreciation:
Balance, February 28, 2022	25,077
Depreciation for the year	76,519
Foreign exchange adjustment	2,291
As at February 28, 2023	103,887
Depreciation for the year	63,119
ROU asset adjustment	(78,775)
As at February 29, 2024	88,231

Net book value:
As at February 28, 2023	208,828
As at February 29, 2024	100,835

Disclosure of detailed information about lease liability [Table Text Block]
$
As at February 28, 2022	284,859
Lease payments	(84,318)
Finance charge	28,751
Foreign exchange adjustment	(3,003)
As at February 28, 2023	226,289
Lease payments	(89,778)
Finance charge	11,783
Lease liability adjustment	(48,712)
Foreign exchange adjustment	17,337
116,919
Less: current portion of lease liability	(39,013)
As at February 29, 2024	77,906

Disclosure of detailed information about inputs used in measurement of fair value at grant date [Table Text Block]
Year	$
Fiscal 2025	50,943
Fiscal 2026	51,443
Fiscal 2027	34,961